                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended      June 30, 2005


Check here if Amendment  [  ]               Amendment Number :   _____________
   This Amendment (Check only one):  [  ]     is a restatement
                                     [  ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
          -----------------------------
Address:  200 Greenwich Avenue
          -----------------------------
          Greenwich, CT 06830
          -----------------------------
Form 13F File Number:    28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          -----------------------------
Title:    President of General Partner
          -----------------------------
Phone:    (203) 861-4600
          -----------------------------

Signature, Place, and Date of Signing:

          /s/William C. Crowley            Greenwich, CT         August 12, 2005
      -----------------------------      -----------------       ---------------
              (Signature)                  (City, State)             (Date)


Report Type ( Check only one):

[ X ]    13F HOLDINGS REPORT   (Check here if all holdings of this reporting
manager are reported in this report)

[    ]   13F NOTICE  ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT  ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           1
Form 13F Information Table Entry Total:                      6
Form 13F Information Table Value Total:            $13,271,251
                                                 (in thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number           Name
1             28-                            ESL Investments, Inc.

Explanatory Note:

RBS Partners, LP ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

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                           FORM 13F Information Table


Page 1 of 1

     Column 1:       Column 2:  Column 3:  Column 4:          Column 5:         Column 6   Column 7:           Column 8:
                                                       ----------------------                              Voting Authority
                                                                               -----------------------------------------------------
                                              Fair
                                             Market
                       Title                 Value     Shares or
                        of       CUSIP     ----------  Principal    SH/  Put/  Investment    Other
   Name of Issuer      Class     Number    (x $1,000)    Amount     PRN  Call  Discretion  Managers (a) Sole    (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------
Autozone Inc.         Common  053332-10-2     551,675   5,966,638   SH          DEFINED        1      5,966,638
Autozone Inc.         Common  053332-10-2   1,421,985  15,379,462   SH          DEFINED        1     15,379,462
AutoNation, Inc.      Common  05329W-10-2     193,701   9,439,602   SH          DEFINED        1      9,439,602
AutoNation, Inc.      Common  05329W-10-2   1,387,531  67,618,481   SH          DEFINED        1     67,618,481
Sears Holdings Corp.  Common  812350-10-6      53,202     354,986   SH          DEFINED        1        354,986
Sears Holdings Corp   Common  812350-10-6   9,663,157  64,476,925   SH          DEFINED        1     64,476,925
                                          -----------
COLUMN TOTALS                 Grand Total  13,271,251
                                          -----------

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.